Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed strong cybersecurity technology and practices that safeguard our systems and data throughout all platforms, and have established a dedicated team to supervise our data protection and cybersecurity, ensure compliance with applicable laws and regulations and ensure that we are meeting the expectations of consumers and our brand partners. Our Information Security department regularly monitors the performance of our platforms, apps and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

We strive to manage cybersecurity risks through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, frequent testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. In response to the enactment of the Personal Information Protection Law in 2021, we completed a system transformation in 2021, including core system data desensitization, data encryption, batch export control, and implement personal information protection, data security protection, and key infrastructure protection from the management and technology aspect. In addition, we regularly review our information security work in accordance with advanced domestic and international standards and complete the construction of information and data security from four dimensions: information security management structure and system, taking key safeguard measures and actions, building an emergency mechanism, and strengthening employee’s awareness.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented comprehensive cybersecurity risk assessment procedures to ensure effectiveness in cybersecurity management, strategy and governance and reporting cybersecurity risks. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed strong cybersecurity technology and practices that safeguard our systems and data throughout all platforms, and have established a dedicated team to supervise our data protection and cybersecurity, ensure compliance with applicable laws and regulations and ensure that we are meeting the expectations of consumers and our brand partners. Our Information Security department regularly monitors the performance of our platforms, apps and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

We strive to manage cybersecurity risks through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, frequent testing of aspects of our security posture internally and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. In response to the enactment of the Personal Information Protection Law in 2021, we completed a system transformation in 2021, including core system data desensitization, data encryption, batch export control, and implement personal information protection, data security protection, and key infrastructure protection from the management and technology aspect. In addition, we regularly review our information security work in accordance with advanced domestic and international standards and complete the construction of information and data security from four dimensions: information security management structure and system, taking key safeguard measures and actions, building an emergency mechanism, and strengthening employee’s awareness.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our Board of Directors supervises our company’s overall risk management, including cybersecurity risks, and receives and reviews, on an as-needed basis, presentations and reports on material cybersecurity issues from our information security management committee, who is designated as the primary responsible body for overseeing the day-to-day cybersecurity risk management. Our Board of Directors is also responsible for maintaining oversight of the disclosure related to cybersecurity matters in the periodic reports of our Company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Board of Directors
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Meeting with our Board of Directors (i) updating the status of any material cybersecurity incidents or material risks from cybersecurity threats to the company, if any, and the relevant disclosure issues, and (ii) in connection with each annual report, presenting the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session, if needed
Cybersecurity Risk Role of Management [Text Block]

We have established our information security management committee as the highest decision-making body for cybersecurity-related matters, with overall responsibility for our cybersecurity and privacy protection strategies and practices, and reporting directly to our Board of Directors. Our information security management committee is composed of senior management, including our chief security officer and all relevant department heads, who have years of experience and extensive knowledge and skills in security risk identification, security risk management and security compliance. The committee is responsible for the following matters:

●	Assessing, identifying and managing material risks from cybersecurity threats to our Company;
●	Monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident;
●	Maintaining oversight of the disclosure in Form 6-K for material cybersecurity incidents (if any);
●	Meeting with our Board of Directors (i) updating the status of any material cybersecurity incidents or material risks from cybersecurity threats to the company, if any, and the relevant disclosure issues, and (ii) in connection with each annual report, presenting the disclosure concerning cybersecurity matters in Form 20-F, along with a report highlighting particular disclosure issues, if any, and hold a Q&A session, if needed; and
●	Discussing material cybersecurity incidents or threats with specific constituencies, reviewing related information and disclosures.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	information security management committee
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our information security management committee is composed of senior management, including our chief security officer and all relevant department heads, who have years of experience and extensive knowledge and skills in security risk identification, security risk management and security compliance.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true